Dividends (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Dividends Payable [Line Items]
Dividends paid, preferred shares		$ 448
1st Preferred dividend
Dividends Payable [Line Items]
Dividends paid, preferred shares per share		$ 77.26
Dividends paid, preferred shares		$ 198
Dividends Payable, Date Declared	Feb. 18, 2015
2nd Preferred dividend
Dividends Payable [Line Items]
Dividends paid, preferred shares per share		$ 97.39
Dividends paid, preferred shares		$ 250
Dividends Payable, Date Declared	Dec. 21, 2015